Short-Term Debt (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
FHLB stock purchased	$ 11,463,000	$ 11,934,000
Investment Securities And One To Four Family Residential Property Loans [Member]
Short-term Debt [Line Items]
Collateral pledged to the FHLB	1,500,000,000	1,200,000,000
City National [Member]
Short-term Debt [Line Items]
FHLB stock purchased	46,508
Unused FHLB funds	$ 1,050,000,000	$ 770,000,000